PROSPECTUS SUPPLEMENT DATED JULY 1, 2009

THE PURPOSE OF THIS MAILING IS TO PROVIDE YOU WITH CHANGES TO THE CURRENT PROSPECTUS FOR INVESTOR CLASS SHARES OF THE PORTFOLIOS LISTED BELOW:

PREMIER PORTFOLIO
PREMIER TAX-EXEMPT PORTFOLIO
PREMIER U.S. GOVERNMENT MONEY PORTFOLIO

The following information replaces in its entirety the information appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE" on pages 3 and 4 of the prospectus:

"FEE TABLE AND EXPENSE EXAMPLE

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the funds.

SHAREHOLDER FEES

                                                                 PREMIER    PREMIER U.S.
                                                                   TAX-      GOVERNMENT
                                                     PREMIER      EXEMPT        MONEY
(fees paid directly from your investment)           PORTFOLIO   PORTFOLIO     PORTFOLIO
-----------------------------------------           ---------   ---------   ------------
Maximum Sales Charge (Load) Imposed on Purchases
   (as a percentage of offering price)                 None        None         None
Maximum Deferred Sales Charge (Load)
   (as a percentage of original purchase price or
   redemption proceeds, whichever is less)             None        None         None

ANNUAL FUND OPERATING EXPENSES

                                                                           PREMIER U.S.
                                                            PREMIER TAX-    GOVERNMENT
                                                 PREMIER       EXEMPT          MONEY
(expenses that are deducted from fund assets)   PORTFOLIO     PORTFOLIO      PORTFOLIO
---------------------------------------------   ---------   ------------   ------------
Management Fees                                   0.25%         0.25%          0.25%
Distribution and/or Service (12b-1) Fees          None          None           None
Other Expenses(1, 2)                              0.04          0.03             --
Acquired Fund Fees and Expenses                   None          None           None
Total Annual Fund Operating Expenses              0.29          0.28           0.25
Fee Waiver(3)                                     0.03            --           0.03
Net Annual Fund Operating Expenses                0.26          0.28           0.22

(1) The funds' investment advisor bears all expenses incurred by the funds in connection with their operations, except for (i) interest, taxes and extraordinary or non-routine items such as litigation costs; (ii) brokers' commissions, issue and transfer taxes, and other costs chargeable to the funds in connection with securities transactions to which the funds are a party or in connection with securities owned by the funds; (iii) the cost of participating in the United States Treasury Temporary Guarantee Program (the "Program") and (iv) other expenditures which are capitalized in accordance with generally accepted accounting principles applicable to investment companies. There can be no guarantee that the funds will not incur these types of expenses, in which case the funds could have higher total annual operating expenses than reflected in the table. The Program is estimated to be 0.04% and 0.03% for Premier Portfolio and Premier Tax-Exempt Portfolio, respectively, and is expressed as an annualized percentage of fiscal year to date average net assets as of May 31, 2009.

(2) Other Expenses have been restated to reflect the current expenses of the Funds).

(3) Effective July 1, 2009, through at least June 30, 2010, Invesco Aim Advisors, Inc. has contractually agreed to waive advisory fees equal to 0.03% of the average daily net assets of Premier Portfolio and Premier U.S. Government Money Portfolio. Fee waivers have been restated to reflect this agreement.

     If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution.

     Each fund consists of two classes of shares, Investor Class and Institutional Class, that share a common investment objective and portfolio of investments. The two classes differ with respect to, among other things, purchase and redemption options, exchange privileges and timing of purchase and redemption orders and dividend accruals.

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the funds with the cost of investing in other mutual funds.

     The expense example assumes that you:

     (i) invest $10,000 in the fund for the time periods indicated;

     (ii) redeem all of your shares at the end of the periods indicated;

     (iii) earn a 5% return on your investment before operating expenses each year; and

     (iv) incur the same amount in operating expenses each year (after giving effect to any applicable contractual fee waivers and/or expense reimbursements).

     To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                                          1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                          ------   -------   -------   --------
Premier Portfolio                           $27      $90       $160      $365
Premier Tax-Exempt Portfolio                 29       90        157       356
Premier U.S. Government Money Portfolio      23       77        138       315"

The following information replaces in its entirety the information appearing under the heading "HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION" on page 4 of the prospectus:

"HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

In connection with the final settlement reached between Invesco Aim Advisors, Inc. and certain of its affiliates with certain regulators, including the New York Attorney General's Office, the SEC and the Colorado Attorney General's Office (the settlement) arising out of certain market timing and unfair pricing allegations made against Invesco Aim Advisors, Inc. and certain of its affiliates, Invesco Aim Advisors, Inc. and certain of its affiliates agreed, among other things, to disclose certain hypothetical information regarding investment and expense information to fund shareholders. The chart below is intended to reflect the annual and cumulative impact of the fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. The example reflects the following:

-    You invest $10,000 in the fund and hold it for the entire 10 year period;

-    Your investment has a 5% return before expenses each year; and

- The fund's current annual expense ratio includes any applicable contractual fee waiver or expense reimbursement for the period committed.

     There is no assurance that the annual expense ratio will be the expense ratio for each fund's Investor Class for any of the years shown. To the extent that Invesco Aim Advisors, Inc. and certain of its affiliates make any fee waivers and/or expense reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

PREMIER PORTFOLIO --
INVESTOR CLASS                YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
--------------------        ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio              0.26%        0.29%        0.29%        0.29%        0.29%
Cumulative Return Before
   Expenses                       5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After
   Expenses                       4.74%        9.67%       14.84%       20.25%       25.91%
End of Year Balance         $10,474.00   $10,967.33   $11,483.89   $12,024.78   $12,591.14
Estimated Annual Expenses   $    26.62   $    31.09   $    32.55   $    34.09   $    35.69

PREMIER PORTFOLIO --
INVESTOR CLASS                YEAR 6       YEAR 7       YEAR 8       YEAR 9       YEAR 10
--------------------        ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio              0.29%        0.29%        0.29%        0.29%        0.29%
Cumulative Return Before
   Expenses                      34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After
   Expenses                      31.84%       38.05%       44.55%       51.36%       58.49%
End of Year Balance         $13,184.19   $13,805.16   $14,455.39   $15,136.23   $15,849.15
Estimated Annual Expenses   $    37.37   $    39.13   $    40.98   $    42.91   $    44.93

PREMIER TAX-EXEMPT
PORTFOLIO -- INVESTOR
CLASS                         YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
---------------------       ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio              0.28%        0.28%        0.28%        0.28%        0.28%
Cumulative Return Before
   Expenses                       5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After
   Expenses                       4.72%        9.66%       14.84%       20.26%       25.94%
End of Year Balance         $10,472.00   $10,966.28   $11,483.89   $12,025.93   $12,593.55
Estimated Annual Expenses   $    28.66   $    30.01   $    31.43   $    32.91   $    34.47

PREMIER TAX-EXEMPT
PORTFOLIO -- INVESTOR
CLASS                         YEAR 6       YEAR 7       YEAR 8       YEAR 9       YEAR 10
---------------------       ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio              0.28%        0.28%        0.28%        0.28%        0.28%
Cumulative Return Before
   Expenses                      34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After
   Expenses                      31.88%       38.10%       44.62%       51.45%       58.60%
End of Year Balance         $13,187.97   $13,810.44   $14,462.29   $15,144.91   $15,859.75
Estimated Annual Expenses   $    36.09   $    37.80   $    39.58   $    41.45   $    43.41

PREMIER U.S. GOVERNMENT
MONEY PORTFOLIO --
INVESTOR CLASS                YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
---------------------       ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio              0.22%        0.25%        0.25%        0.25%        0.25%
Cumulative Return Before
   Expenses                       5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After
   Expenses                       4.78%        9.76%       14.97%       20.43%       26.15%
End of Year Balance         $10,478.00   $10,975.71   $11,497.05   $12,043.16   $12,615.21
Estimated Annual Expenses   $    22.53   $    26.82   $    28.09   $    29.43   $    30.82

PREMIER U.S. GOVERNMENT
MONEY PORTFOLIO --
INVESTOR CLASS                YEAR 6      YEAR 7        YEAR 8       YEAR 9       YEAR 10
-----------------------     ---------   ---------     ---------    -----------   ----------
Annual Expense Ratio              0.25%       0.25%         0.25%         0.25%        0.25%
Cumulative Return Before
   Expenses                      34.01%      40.71%        47.75%        55.13%       62.89%
Cumulative Return After
   Expenses                      32.14%      38.42%        45.00%        51.88%       59.10%
End of Year Balance         $13,214.43  $13,842.12    $14,499.62    $15,188.35   $15,909.80
Estimated Annual Expenses   $    32.29  $    33.82    $   35.43     $    37.11   $    38.87"

PROSPECTUS SUPPLEMENT DATED JULY 1, 2009

THE PURPOSE OF THIS MAILING IS TO PROVIDE YOU WITH CHANGES TO THE CURRENT PROSPECTUS FOR INSTITUTIONAL CLASS SHARES OF THE PORTFOLIOS LISTED BELOW:

PREMIER PORTFOLIO
PREMIER TAX-EXEMPT PORTFOLIO
PREMIER U.S. GOVERNMENT MONEY PORTFOLIO

The following information replaces in its entirety the information appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE" on pages 3 and 4 of the prospectus:

"FEE TABLE AND EXPENSE EXAMPLE

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the funds.

SHAREHOLDER FEES

                                                                PREMIER         PREMIER
                                                    PREMIER    TAX-EXEMPT   U.S. GOVERNMENT
(fees paid directly from your investment)          PORTFOLIO   PORTFOLIO    MONEY PORTFOLIO
------------------------------------------------   ---------   ----------   ---------------
Maximum Sales Charge (Load) Imposed on Purchases
   (as a percentage of offering price)                None         None         None
Maximum Deferred Sales Charge (Load)
   (as a percentage of original purchase price
   or redemption proceeds, whichever is less)         None         None         None

ANNUAL FUND OPERATING EXPENSES

                                                             PREMIER         PREMIER
                                                 PREMIER    TAX-EXEMPT   U.S. GOVERNMENT
(expenses that are deducted from fund assets)   PORTFOLIO   PORTFOLIO    MONEY PORTFOLIO
--------------------------------------------    ---------   ----------   ---------------
Management Fees                                    0.25%       0.25%           0.25%
Distribution and/or Service (12b-1) Fees           None        None            None
Other Expenses(1, 2)                               0.04        0.03              --
Acquired Fund Fees and Expenses                    None        None            None
Total Annual Fund Operating Expenses               0.29        0.28            0.25
Fee Waiver(3)                                      0.03          --            0.03
Net Annual Fund Operating Expenses                 0.26        0.28            0.22

(1) The funds' investment advisor bears all expenses incurred by the funds in connection with their operations, except for (i) interest, taxes and extraordinary or non-routine items such as litigation costs; (ii) brokers' commissions, issue and transfer taxes, and other costs chargeable to the funds in connection with securities transactions to which the funds are a party or in connection with securities owned by the funds; (iii) the cost of participating in the United States Treasury Temporary Guarantee Program (the "Program") and (iv) other expenditures which are capitalized in accordance with generally accepted accounting principles applicable to investment companies. There can be no guarantee that the funds will not incur these types of expenses, in which case the funds could have higher total annual operating expenses than reflected in the table. The Program is estimated to be 0.04% and 0.03% for Premier Portfolio and Premier Tax-Exempt Portfolio, respectively, and is expressed as an annualized percentage of fiscal year to date net assets as of May 31, 2009.

(2) Other Expenses have been restated to reflect the current expenses of the Funds.

(3) Effective July 1, 2009, through at least June 30, 2010, Invesco Aim Advisors, Inc. has contractually agreed to waive advisory fees equal to 0.03% of the average daily net assets of Premier Portfolio and Premier U.S. Government Money Portfolio. Fee waivers have been restated to reflect this agreement.

     If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution.

     Each fund consists of two classes of shares, Investor Class and Institutional Class, that share a common investment objective and portfolio of investments. The two classes differ with respect to, among other things, purchase and redemption options, exchange privileges and timing of purchase and redemption orders and dividend accruals.

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the funds with the cost of investing in other mutual funds.

     The expense example assumes that you:

     (i)  invest $10,000 in the fund for the time periods indicated;

     (ii) redeem all of your shares at the end of the periods indicated;

     (iii) earn a 5%return on your investment before operating expenses each year; and

     (iv) incur the same amount in operating expenses each year (after giving effect to any applicable contractual fee waivers and/or expense reimbursements).

     To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                                          1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                          ------   -------   -------   ---------
Premier Portfolio                          $ 27     $ 90      $160       $365
Premier Tax-Exempt Portfolio                 29       90       157        356
Premier U.S. Government Money Portfolio      23       77       138        315"

The following information replaces in its entirety the information appearing under the heading "HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION" on page 5 of the prospectus:

"HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

In connection with the final settlement reached between Invesco Aim Advisors, Inc. and certain of its affiliates with certain regulators, including the New York Attorney General's Office, the SEC and the Colorado Attorney General's Office (the settlement) arising out of certain market timing and unfair pricing allegations made against Invesco Aim Advisors, Inc. and certain of its affiliates, Invesco Aim Advisors, Inc. and certain of its affiliates agreed, among other things, to disclose certain hypothetical information regarding investment and expense information to fund shareholders. The chart below is intended to reflect the annual and cumulative impact of the fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. The example reflects the following:

-    You invest $10,000 in the fund and hold it for the entire 10-year period;

-    Your investment has a 5% return before expenses each year; and

- The fund's current annual expense ratio includes any applicable contractual fee waiver or expense reimbursement for the period committed.

There is no assurance that the annual expense ratio will be the expense ratio for each fund's Institutional Class for any of the years shown. To the extent that Invesco Aim Advisors, Inc. and certain of its affiliates make any fee waivers and/or expense reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

PREMIER PORTFOLIO--
INSTITUTIONAL CLASS           YEAR 1        YEAR 2        YEAR 3        YEAR 4        YEAR 5
-------------------         ----------    ----------    ----------    ----------    ----------
Annual Expense Ratio              0.26%         0.29%         0.29%         0.29%         0.29%
Cumulative Return Before
Expenses                          5.00%        10.25%        15.76%        21.55%        27.63%
Cumulative Return After
Expenses                          4.74%         9.67%        14.84%        20.25%        25.91%
End of Year Balance         $10,474.00    $10,967.33    $11,483.89    $12,024.78    $12,591.14
Estimated Annual Expenses   $    26.62    $    31.09    $    32.55    $    34.09    $    35.69

PREMIER PORTFOLIO--
INSTITUTIONAL CLASS           YEAR 6        YEAR 7        YEAR 8       YEAR 9        YEAR 10
-------------------         ----------    ----------    ----------   ----------    ----------
Annual Expense Ratio              0.29%         0.29%         0.29%        0.29%         0.29%
Cumulative Return Before
Expenses                         34.01%        40.71%        47.75%       55.13%        62.89%
Cumulative Return After
Expenses                         31.84%        38.05%        44.55%       51.36%        58.49%
End of Year Balance         $13,184.19    $13,805.16    $14,455.39   $15,136.23    $15,849.15
Estimated Annual Expenses   $    37.37    $    39.13    $    40.98   $    42.91    $    44.93

PREMIER TAX-EXEMPT
PORTFOLIO--
INSTITUTIONAL CLASS           YEAR 1        YEAR 2       YEAR 3         YEAR 4        YEAR 5
-------------------         ----------    ----------    ---------     ----------    ----------
Annual Expense Ratio              0.28%         0.28%         0.28%         0.28%         0.28%
Cumulative Return Before
Expenses                          5.00%        10.25%        15.76%        21.55%        27.63%
Cumulative Return After
Expenses                          4.72%         9.66%        14.84%        20.26%        25.94%
End of Year Balance         $10,472.00    $10,966.28    $11,483.89    $12,025.93    $12,593.55
Estimated Annual Expenses   $    28.66    $    30.01    $    31.43    $    32.91    $    34.47

PREMIER TAX-EXEMPT
PORTFOLIO--
INSTITUTIONAL CLASS           YEAR 6        YEAR 7        YEAR 8        YEAR 9        YEAR 10
-------------------         ----------    ----------    ----------    ----------    ----------
Annual Expense Ratio              0.28%         0.28%         0.28%         0.28%         0.28%
Cumulative Return Before
Expenses                         34.01%        40.71%        47.75%        55.13%        62.89%
Cumulative Return After
Expenses                         31.88%        38.10%        44.62%        51.45%        58.60%
End of Year Balance         $13,187.97    $13,810.44    $14,462.29    $15,144.91    $15,859.75
Estimated Annual Expenses   $    36.09    $    37.80    $    39.58    $    41.45    $    43.41

PREMIER U.S. GOVERNMENT
MONEY PORTFOLIO --
INSTITUTIONAL CLASS           YEAR 1        YEAR 2        YEAR 3        YEAR 4        YEAR 5
-----------------------     ----------    ----------    ----------    ----------    ----------

Annual Expense Ratio              0.22%         0.25%         0.25%         0.25%         0.25%
Cumulative Return Before
Expenses                          5.00%        10.25%        15.76%        21.55%        27.63%
Cumulative Return After
Expenses                          4.78%         9.76%        14.97%        20.43%        26.15%
End of Year Balance         $10,478.00    $10,975.71    $11,497.05    $12,043.16    $12,615.21
Estimated Annual Expenses   $    22.53    $    26.82    $    28.09    $    29.43    $    30.82

PREMIER U.S. GOVERNMENT
MONEY PORTFOLIO --
INSTITUTIONAL CLASS           YEAR 6        YEAR 7        YEAR 8        YEAR 9       YEAR 10
-----------------------     ----------    ----------    ----------    ---------    ----------

Annual Expense Ratio              0.25%         0.25%         0.25%         0.25%         0.25%
Cumulative Return Before
Expenses                         34.01%        40.71%        47.75%        55.13%        62.89%
Cumulative Return After
Expenses                         32.14%        38.42%        45.00%        51.88%        59.10%
End of Year Balance         $13,214.43    $13,842.12    $14,499.62    $15,188.35    $15,909.80
Estimated Annual Expenses   $    32.29    $    33.82    $    35.43    $    37.11    $    38.87"

STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT DATED JULY 1, 2009

THE PURPOSE OF THIS MAILING IS TO PROVIDE YOU WITH CHANGES TO THE CURRENT STATEMENT OF ADDITIONAL INFORMATION FOR INVESTOR CLASS SHARES OF THE PORTFOLIOS LISTED BELOW:

PREMIER PORTFOLIO
PREMIER TAX-EXEMPT PORTFOLIO
PREMIER U.S. GOVERNMENT MONEY PORTFOLIO

The following information replaces in its entirety the eighth paragraph under the heading "INVESTMENT ADVISORY AND OTHER SERVICES - INVESTMENT ADVISOR" on page 27 of the Statement of Additional Information.

     "Invesco Aim has contractually agreed through at least June 30, 2010 to waive management fees equal to 0.03% of Premier Portfolio's and Premier U.S. Government Money Portfolio's average daily net assets. Such contractual fee waivers or reductions are set forth in the Fee Table to the Funds' Prospectus and may not be terminated or amended to either Fund's detriment during the period stated in the agreement between Invesco Aim and such Funds."

STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT DATED JULY 1, 2009

THE PURPOSE OF THIS MAILING IS TO PROVIDE YOU WITH CHANGES TO THE CURRENT STATEMENT OF ADDITIONAL INFORMATION FOR INSTITUTIONAL CLASS SHARES OF THE PORTFOLIOS LISTED BELOW:

PREMIER PORTFOLIO
PREMIER TAX-EXEMPT PORTFOLIO
PREMIER U.S. GOVERNMENT MONEY PORTFOLIO

The following information replaces in its entirety the eighth paragraph under the heading "INVESTMENT ADVISORY AND OTHER SERVICES - INVESTMENT ADVISOR" on page 26 of the Statement of Additional Information.

     "Invesco Aim has contractually agreed through at least June 30, 2010 to waive management fees equal to 0.03% of Premier Portfolio's and Premier U.S. Government Money Portfolio's average daily net assets. Such contractual fee waivers or reductions are set forth in the Fee Table to the Funds' Prospectus and may not be terminated or amended to either Fund's detriment during the period stated in the agreement between Invesco Aim and such Funds."